UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Annual Report
August 31, 2015

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF

Dear DVP Shareholders,

Thank you for your investment in Deep Value ETF (the “Fund” or “DVP”). The information presented in this report relates to the operations of DVP for the fiscal period ended August 31, 2015.

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the TWM Deep Value Index (the “Index”).  The Index is comprised of 20 undervalued dividend paying stocks within the S&P 500 Index with solid balance sheets, earnings and strong free cash flow.  The companies within the Index are weighted based on a rules-based assessment of their valuations so that stocks that are most attractively valued receive a higher weight.

For the time period from the Fund’s inception September 22, 2014 through the fiscal year end of August 31, 2015 the fund was down -7.28% at its mid-market price and -7.03% at NAV. This compares to the S&P 500 Index, a broad market Index that was up 0.83% during the same time period.

The largest positive contributor to return for the period was Cigna Corporation (CI), gaining 35.61% and adding 1.13% to the return of the Fund.  The second largest contributor was Graham Holdings Co. (GHC), gaining 26.35% and contributing 1.00% to the return of the Fund for the period.  The third most positive contributor for the period was Valero Energy Corporation (VLO), gaining 25.56% and adding 0.91% to the return of the Fund.

The largest negative contributor to return for the period was Denbury Resources Inc. (DNR), down -56.87% and detracting 2.11% from the return of the Fund. The second largest negative contributor was Hewlett-Packard Company (HPQ), down -23.06% and detracting 1.47% from the return of the Fund. The third largest detractor to return for the period was CenturyLink, Inc. (CTL), declining -33.71% and reducing the return of the Fund by 1.30%.

As a reminder, the full index is reconstituted annually in September.  That portion of the index with the ten smallest weighted companies is rebalanced quarterly in December, March, and June.

DVP began distributing income to shareholders on a quarterly basis in December of 2014 and continued its quarterly distributions in March, June, and September of 2015.

We appreciate your investment in Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Deep Value ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Earnings Growth – The annual rate of growth of earnings from investments.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

TWM Deep Value Index – The Index is constructed using an objective, rules-based methodology that begins with an initial universe that mirrors the companies listed on the S&P 500® Index. The universe of companies is then narrowed to include only companies that have positive earnings and returns on invested capital, generate free cash flow, and currently pay a dividend.  The remaining companies are then evaluated based on valuation metrics. The companies within the Index are weighted based on a rules-based assessment of their valuations relative to each other so that, at the time of each reconstitution, the 5 most undervalued companies are each weighted at 7.5%, the next 5 most undervalued companies are each weighted at 4.5% and the next 10 most undervalued companies are each weighted at 4.0%. From time to time, the Index may include more or less than 20 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the fund’s holdings please view the schedule of investments on page 5.

The TWM Deep Value ETF is distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Deep Value ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending August 31, 2015	(9/22/14)
Deep Value ETF—NAV	(7.03)%
Deep Value ETF—Market	(7.28)%
TWM Deep Value Index	(6.39)%
S&P 500 Index	0.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 22, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Deep Value ETF

PORTFOLIO ALLOCATION
As of August 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	27.8%
Information Technology	18.7
Energy	18.3
Telecommunication Services	17.7
Industrials	7.1
Financials	5.8
Utilities	4.4
Money Market	0.5
Liabilities in Excess of Other Assets	(0.3)
100.0%

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2015

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Consumer Discretionary – 27.8%
278,670	Best Buy Company, Inc.	$10,238,336
396,465	GameStop Corporation, Class A	16,841,833
291,369	H&R Block, Inc.	9,912,373
177,269	Kohl’s Corporation	9,046,037
827,308	Staples, Inc.	11,756,047
		57,794,626
	Energy – 18.3%
374,077	Ensco plc	6,774,535
199,221	Halliburton Company	7,839,346
122,731	Helmerich & Payne, Inc.	7,242,356
484,048	Transocean Ltd.	6,888,003
157,858	Valero Energy Corporation	9,367,294
		38,111,534
	Financials – 5.8%
85,345	Anthem, Inc.	12,037,912

	Industrials – 7.1%
767,349	Alcoa, Inc.	7,251,448
167,230	Fluor Corporation	7,629,033
		14,880,481
	Information Technology – 18.7%
284,921	Computer Sciences Corporation	17,662,253
460,164	Hewlett-Packard Company	12,912,202
824,938	Xerox Corporation	8,389,619
		38,964,074
	Telecommunication Services – 17.7%
262,541	CenturyLink, Inc.	7,099,109
2,683,169	Frontier Communications Corporation	13,603,667
349,294	Verizon Communications, Inc.	16,071,017
		36,773,793
	Utilities – 4.4%
230,360	Public Service Enterprise Group, Inc.	9,271,990
	TOTAL COMMON STOCKS (Cost $221,680,343)	207,834,410

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%
968,150	Short Term Investment Trust
	Liquid Assets Portfolio, 0.12% (a)	$968,150
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $968,150)	968,150
	TOTAL INVESTMENTS – 100.3%
	(Cost $222,648,493)	208,802,560
	Liabilities in Excess of Other Assets – (0.3)%	(673,613)
	NET ASSETS – 100.0%	$208,128,947

Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS & LIABILITIES
August 31, 2015

ASSETS
Investments in securities, at value (Cost $222,648,493)	$208,802,560
Dividends and interest receivable	294,007
Receivable for investments sold	3,379,535
Total assets	212,476,102

LIABILITIES
Payable for investments purchased	819,875
Payable for fund shares redeemed	3,380,895
Management fees payable	146,385
Total liabilities	4,347,155

NET ASSETS	$208,128,947

Net Assets Consist of:
Paid-in capital	$232,545,590
Undistributed (accumulated) net investment income (loss)	291,523
Accumulated net realized gain (loss) on investments	(10,862,233)
Net unrealized appreciation (depreciation) on investments	(13,845,933)
Net assets	$208,128,947

Net Asset Value:
Net assets	$208,128,947
Shares outstanding^	9,200,000
Net asset value, offering and redemption price per share	$22.62

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2015*

INCOME
Dividends	$5,676,979
Interest	158
Total investment income	5,677,137

EXPENSES
Management fees	1,549,687
Total expenses	1,549,687
Net investment income	4,127,450

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,094,000)
Change in unrealized appreciation (depreciation) on investment	(13,845,933)
Net realized and unrealized gain (loss) on investments	(14,939,933)
Net increase (decrease) in net assets
resulting from operations	$(10,812,483)

*	Fund commenced operations on September 22, 2014. The information presented is for the period from September 22, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2015*
OPERATIONS
Net investment income	$4,127,450
Net realized gain (loss) on investments	(1,094,000)
Change in unrealized appreciation
(depreciation) of investments	(13,845,933)
Net increase (decrease) in net
assets resulting from operations	(10,812,483)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,837,588)
Total distributions to shareholders	(3,837,588)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	222,779,018
Net increase (decrease) in net assets derived
from net share transactions (a)	222,779,018
Net increase (decrease) in net assets	$208,128,947

NET ASSETS
Beginning of period	$—
End of period	$208,128,947
Undistributed (accumulated) net investment income (loss)	$291,523

(a)	A summary of capital share transactions is as follows:

	Period Ended August 31, 2015*
	Shares	Amount
Subscriptions	11,800,000	$288,621,075
Transaction Fees
(Note 1)	—	3,773
Redemptions	(2,600,000)	(65,848,830)
	9,200,000	$222,779,018

*	Fund commenced operations on September 22, 2014. The information presented is for the period from September 22, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31,
	2015(1)
Net asset value, beginning of period	$24.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.50
Net realized and unrealized gain (loss) on investments	(2.21)
Total from investment operations	(1.71)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.42)
Total distributions	(0.42)

Net asset value, end of period	$22.62

Total return	(7.03	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$208,129

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.80	%(4)
Net investment income to average net assets	2.13	%(4)

Portfolio turnover rate(5)	62	%(3)

(1)	Commencement of operations on September 22, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the TWM Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Deep Value ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$207,834,410	$—	$—	$207,834,410
Short-Term
Investments	968,150	—	—	968,150
Total Investments
in Securities	$208,802,560	$—	$—	$208,802,560

^	See Schedule of Investments for breakout of investments by industry classification.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3.
B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended August 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At August 31, 2015, the Fund’s post-October capital loss was $10,408,640. At August 31, 2015, the Fund had $0 in short-term capital loss carryforward available for federal income tax purposes.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2015, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Deep Value ETF	$1,661	$(9,768,233)	$9,766,572

During the period ended August 31, 2015, the Fund realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain/(loss) to paid-in capital.

Deep Value ETF	$9,768,233

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

J.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary  management fee. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent to the Fund and the fund accountant.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2015, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Deep Value Fund	$125,562,709	$128,850,996

For the period ended August 31, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Deep Value ETF	$288,519,815	$62,457,186

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2015 were as follows:

Cost of investments	$223,102,086
Gross tax unrealized appreciation	8,521,641
Gross tax unrealized depreciation	(22,821,167)
Net tax unrealized (depreciation)	(14,299,526)
Undistributed ordinary income	291,523
Undistributed long term gain	—
Total distributable earnings	291,523
Other accumulated gain/(loss)	(10,408,640)
Total accumulated gain/(loss)	$(24,416,643)

The difference between book and tax-basis cost is attributable to wash sales.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended August 31, 2015 is as follows:

Ordinary Income	$3,837,588

Deep Value ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Deep Value ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Deep Value ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period September 22, 2014 (commencement of operations) through August 31, 2015.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deep Value ETF as of August 31, 2015, the results of its operations, changes in its net assets, and the financial highlights for the period September 22, 2014 (commencement of operations) through August 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
October 28, 2015

Deep Value ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	11	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	11	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
Series (26
portfolios);
Director,
Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	11	None
Born: 1947		term;	Partner specializing in
		since	investment management,
		2012	PricewaterhouseCoopers
LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	11	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(26
portfolios).

Deep Value ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment
	Chairman	Trustee	Management (2011–2013); Vice President, Marco Polo
		since	Network (financial services firm) (2009–2011).
2014;
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Vice President, USBFS (since 2014); Assistant Vice
Born: 1982	Compliance	term;	President, USBFS (2011-2014); Operations Manager,
	Officer	since 2015	USBFS (2007-2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since 2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013); Graduate Student, Marquette University
		2015	Law School (2007-2011).

The Statement of Additional Information includes additional information about the Trustees as is available, without charge, upon request, by calling toll free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.twmfunds.com.

Deep Value ETF

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2015 (Unaudited)

As a shareholder of Deep Value ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2015	August 31, 2015	the Period(1)
Actual	$1,000.00	$ 866.40	$3.76
Hypothetical (5% annual	$1,000.00	$1,025.21	$4.08
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent twelve month period, 365 days.

Deep Value ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended August 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2015 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files it’s complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.twmfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.twmfunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Funds’ website at www.twmfunds.com.

Deep Value ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California 94105

Index Provider
Tiedemann Wealth Management
520 Madison Ave, 26th Floor
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius, LLP
2020 K Street NW
Washington, DC 20006-1806

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2015	FYE 08/31/2014
Audit Fees	$13,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2015	FYE 08/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2015	FYE 08/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title           /s/Paul Fearday
Paul Fearday, President

Date     November 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Paul Fearday
Paul Fearday, President

Date     November 4, 2015

By (Signature and Title)*        /s/Kristen Weitzel
Kristen Weitzel, Treasurer

Date     November 4, 2015

* Print the name and title of each signing officer under his or her signature.